Financing Receivables and Allowance for Losses on Financing Receivables (Net Investment in Financing Leases) (Details) - GE Capital - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Financing Leases [Abstract]
Loans and leases receivable, Gross	$ 23,794	$ 25,084
Financing Receivable
Financing Leases [Abstract]
Loans and leases receivable, Gross	$ 5,037	$ 4,969